General information	12 Months Ended
Dec. 31, 2025
General Information
General information

1. General information

OIO Group (“OIO” or the “Company”) is a holding company incorporated as an exempted company under the laws of the Cayman Islands. As a holding company with no material operations of its own, OIO conducts all its operations through its operating entity incorporated in Singapore, Environmental Solutions (Asia) Pte. Ltd. (“ESA”) and its subsidiary, ESG Chemicals Sdn Bhd, incorporated in Malaysia.

Environmental Solutions Group Holdings Limited

Environmental Solutions Group Holdings Limited (“ESGH”) is a holding company incorporated under the laws of the Cayman Islands as an exempted company with limited liability. The address of its registered office is 71 Fort Street, PO Box 500, George Town, Grand Cayman, KY1-1106, Cayman Islands. As a holding company with no material operations of its own, ESGH conducts all of its operations through its operating entity incorporated in Singapore, Environmental Solutions (Asia) Pte. Ltd.

Environmental Solutions Asia Holdings Limited (“ESAH”)

ESAH, a wholly-owned subsidiary of the ESGH, was incorporated and domiciled in the British Virgin Islands with its registered office at Mandar House, 3rd Floor, Johnson’s Ghut, Tortola, British Virgin Islands.

Environmental Solutions (Asia) Pte. Ltd. (“ESA”)

ESA was incorporated and domiciled in Singapore, with its registered office at 101 Tuas, South Avenue 2, Singapore 637226. ESA is a waste management, treatment and recycling company involved in the collection and recycling of hazardous and non-hazardous industrial waste from customers such as pharmaceutical, semiconductor, petrochemical and electroplating companies.

ESG Chemicals Sdn. Bhd. (“ESGC”)

ESGC, a wholly owned subsidiary of ESA, was incorporated and domiciled in Malaysia, with its registered office at 07-01 Jalan Sagu 10, Taman Daya, 81100 Johor Bahru, Johor, Malaysia. It’s principal activities include storing and distribution of circular products manufactured by ESA.